Outstanding Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Shares Authorized	0	243,258,300	243,258,300
Shares Issued	0	24,026,797	24,026,797
Shares Outstanding	0	24,026,797	24,026,797
Carrying Value		$ 317,280	$ 317,280
Liquidation Preference		317,280	317,280
Series A Preferred Stock
Class of Stock [Line Items]
Shares Authorized		43,147,400	43,147,400
Shares Issued		4,309,972	4,309,972
Shares Outstanding		4,309,972	4,309,972
Carrying Value		43,100	43,100
Liquidation Preference		43,100	43,100
Series B Preferred Stock
Class of Stock [Line Items]
Shares Authorized		36,750,400	36,750,400
Shares Issued		3,579,597	3,579,597
Shares Outstanding		3,579,597	3,579,597
Carrying Value		46,893	46,893
Liquidation Preference		46,893	46,893
Series C Preferred Stock
Class of Stock [Line Items]
Shares Authorized		93,000,000	93,000,000
Shares Issued		9,214,160	9,214,160
Shares Outstanding		9,214,160	9,214,160
Carrying Value		130,381	130,381
Liquidation Preference		130,381	130,381
Series D Preferred Stock
Class of Stock [Line Items]
Shares Authorized		64,000,000	64,000,000
Shares Issued		6,287,026	6,287,026
Shares Outstanding		6,287,026	6,287,026
Carrying Value		88,962	88,962
Liquidation Preference		88,962	88,962
Series 1 Preferred Stock
Class of Stock [Line Items]
Shares Authorized		6,360,500	6,360,500
Shares Issued		636,042	636,042
Shares Outstanding		636,042	636,042
Carrying Value		7,944	7,944
Liquidation Preference		$ 7,944	$ 7,944